SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the useful life of the asset

SCHEDULE OF BASIC AND DILUTED PER ORDINARY SHARE AND PER ADS

The following table present summarized basic and diluted per Ordinary Share and per ADS:

	Year ended December 31,
	2023	2022	2021
Net loss	18,410	21,676	15,036
Basic and diluted loss per Ordinary Share (in USD)	(0.06)	(0.07)	(0.05)
Basic and diluted loss per ADS (in USD) (*)	(1.8)	(2.1)	(1.5)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	331,350	322,817	321,356
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	11,045	10,761	10,712

(*)	On April 21, 2023, the Company changed the ratio of its ADSs to its Ordinary Shares no par value per share, from the former ADS Ratio of one (1) ADSs to five (5) Ordinary Shares, to a new ADS Ratio one (1) ADS to thirty (30) Ordinary Shares. For all the periods presented, basic and diluted loss per ADS have been retrospectively adjusted.